FINANCIAL DEBT - Deutsche Bank Loan, IDB Loan and Other bank loans (Details) $ in Thousands, ¥ in Millions, $ in Millions																1 Months Ended	12 Months Ended
	Jan. 22, 2022 ARS ($)	Jan. 21, 2022 ARS ($)	Jan. 21, 2022 CNY (¥)	Dec. 15, 2021 ARS ($)	Dec. 24, 2020 CNY (¥) installment	Sep. 22, 2020 ARS ($)	Jun. 18, 2020 ARS ($)	Apr. 07, 2020 USD ($)	Feb. 06, 2020 ARS ($)	Feb. 04, 2020 USD ($) installment	Jan. 07, 2020 ARS ($)	Jul. 11, 2019 USD ($) installment	Jun. 07, 2019 USD ($)	May 29, 2019 USD ($) installment	Nov. 08, 2018 USD ($) installment	Jul. 31, 2018 USD ($) installment	Dec. 31, 2020 ARS ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 ARS ($)	Dec. 31, 2021 CNY (¥)	Dec. 06, 2021 ARS ($)	Oct. 14, 2021 USD ($)	Aug. 18, 2021 ARS ($)	Aug. 10, 2021 ARS ($)	Jan. 20, 2021	Dec. 14, 2020 USD ($)	Dec. 14, 2020 CNY (¥)	Aug. 06, 2020 USD ($)	Dec. 31, 2019 ARS ($)	Nov. 14, 2018 USD ($)	Apr. 07, 2017 USD ($)
Financial Debt
Annual rate of interest																									4.00%
Financial debt																	$ 302,185		$ 266,921										$ 312,340
Deutsche Bank Loan
Financial Debt
Maximum borrowing capacity															$ 200,000
Increased borrowing capacity															$ 300,000
Amount of acceptance of extension of loan offer																														$ 100,000
Borrowing term															42 months
Half-yearly installments | installment															6
Semi-annual equal installments equivalent to disbursed amount (as a percent)															12.50%
Final payment, as a percentage of initial borrowing															25.00%
Loss on financial debt renegotiation																	$ 4,029
Financial debt																												$ 187,500
Deutsche Bank Loan | LIBOR
Financial Debt
Applicable margin															4.50%
IDB Loan
Financial Debt
Principal amount										$ 125,000
Half-yearly installments | installment												6		10
Gross proceeds								$ 25,000				$ 25,000	$ 75,000
Loan proceeds								24,600		123,400		24,550	74,150
Debt issuance cost								$ 400		1,600		$ 450	$ 850
Debt amortization deferred, Percentage				75.00%		85.00%
Percentage of deb prepaid				25.00%		15.00%
Loss on financial debt renegotiation				$ 1,267		$ 377
Financial debt																		$ 225,000	23,133
IDB Loan | Tranche One
Financial Debt
Principal amount										$ 50,000
Half-yearly installments | installment										8
IDB Loan | Tranche Two
Financial Debt
Principal amount										$ 75,000
Half-yearly installments | installment										6
IDB Loan | Personal
Financial Debt
Principal amount																															$ 100,000
IDB Loan | LIBOR
Financial Debt
Applicable margin												4.60%		4.90%
IDB Loan | LIBOR | Tranche One
Financial Debt
Applicable margin										4.60%
Bank MACRO
Financial Debt
Principal amount																					$ 1,000	$ 1,500,000
Applicable margin																					37.75%	37.50%
Financial debt																			1,513
Bank ICBC
Financial Debt
Principal amount																$ 5,200
Half-yearly installments | installment																8
Annual rate of interest																6.00%
Amount of loan paid	$ 69
Principal amount repaid	67
Interest amount repaid	$ 2
Financial debt																		$ 600	68
Banco ICBC S.A.
Financial Debt
Financial debt																			4,024
Banco Galicia
Financial Debt
Financial debt																			1,017
Banco Macro
Financial Debt
Principal amount																							$ 4,000
Applicable margin																							40.50%
China Development Bank Shenzhen Branch Loan [Member]
Financial Debt
Maximum borrowing capacity																										$ 100,000	¥ 700.0
Increased borrowing capacity | ¥																											¥ 1,400.0
Installments principal cancellation | installment					11
Gross proceeds | ¥					¥ 19.6
Annual rate of interest					6.80%
Financial debt																			7,436	¥ 461.0
China Development Bank Shenzhen Branch Loan [Member] | Tranche Two to Ninth
Financial Debt
Gross proceeds | ¥					¥ 449.0
China Development Bank Shenzhen Branch Loan [Member] | Tranche Tenth
Financial Debt
Gross proceeds		$ 428	¥ 25.9
BBVA Bank Loan
Financial Debt
Principal amount																								$ 1,000
Applicable margin																								40.75%
Financial debt																			$ 1,017
Maximum | IDB Loan
Financial Debt
Deferred debt amortization period						66 months
Maximum | IDB Loan | Personal
Financial Debt
Loan agreement with IDB Invest														$ 300,000
Maximum | IDB Loan | LIBOR | Tranche Two
Financial Debt
Applicable margin										7.75%
Minimum | IDB Loan
Financial Debt
Deferred debt amortization period						24 months
Minimum | IDB Loan | LIBOR | Tranche Two
Financial Debt
Applicable margin										7.00%
Repayment of loan | Bank MACRO
Financial Debt
Amount of loan paid											$ 1,011
Principal amount repaid											975
Interest amount repaid											$ 36
Repayment of loan | Bank Itau
Financial Debt
Amount of loan paid									$ 2,209
Principal amount repaid									2,000
Interest amount repaid									$ 209
Repayment of loan | Banco Galicia
Financial Debt
Amount of loan paid							$ 4,412
Principal amount repaid							4,000
Interest amount repaid							$ 412